Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Schedule Of Income Before Taxes On Income

	Year ended December 31,
	2016	2015	2014
Income before taxes on income:
Domestic	$234,643	$189,228	$141,532
Foreign	44,558	59,326	57,956
	$279,201	$248,554	$199,488

Schedule Of Taxes On Income

	Year ended December 31,
	2016	2015	2014
Current taxes:
Domestic	$44,095	$34,693	$24,348
Foreign	14,454	10,246	13,254
	58,549	44,939	37,602
Adjustment for previous years:
Domestic	(18,630)	(903)	(5,753)
Foreign	8	(455)	(1,905)
	(18,622)	(1,358)	(7,658)
Deferred income taxes:
Domestic	4,605	1,842	(3,831)
Foreign	1,085	812	(489)
	5,690	2,654	(4,320)
Total taxes on income	$45,617	$46,235	$25,624

Total:
Domestic	$30,070	$35,632	$14,764
Foreign	15,547	10,603	10,860
Total taxes on income	$45,617	$46,235	$25,624

Schedule Of Uncertain Tax Positions
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2016	2015
Balance at the beginning of the year	$49,813	$46,158
Additions related to interest and currency translation	613	(111)
Additions based on tax positions taken during a prior period	14,353	373
Reductions related to tax positions taken during a prior period	(19,797)	(1,925)
Reductions related to settlement of tax matters	(12,222)	(1,128)
Additions based on tax positions taken during the current period	14,597	8,920
Reductions related to a lapse of applicable statute of limitation	(510)	(2,474)
Balance at the end of the year	$46,847	$49,813

Schedule Of Deferred Income Taxes
Significant components of net deferred tax assets and liabilities are based on separate tax jurisdictions as follows:

		Deferred Tax Asset (Liability)
	Total	Current	Non-current
As of December 31, 2016
Deferred tax assets:
Reserves and allowances	$38,441	$13,496	$24,945
Inventory allowances	3,730	3,730	—
Property, plant and equipment	(2,621)	276	(2,897)
Other	32,553	13,132	19,421
Net operating loss carry-forwards	14,141	1,893	12,248
	86,244	32,527	53,717
Valuation allowance	(6,605)	(191)	(6,414)
Net deferred tax assets	79,639	32,336	47,303
Deferred tax liabilities:
Intangible assets	(6,538)	—	(6,538)
Property, plant and equipment	(11,775)	(19)	(11,756)
Reserves and allowances	(4,701)	(1,781)	(2,920)
	(23,014)	(1,800)	(21,214)
Net deferred tax assets	$56,625	$30,536	$26,089

As of December 31, 2015
Deferred tax assets:
Reserves and allowances	$50,716	$14,070	$36,646
Inventory allowances	3,267	3,267	—
Property, plant and equipment	(6,859)	158	(7,017)
Other	32,704	16,012	16,692
Net operating loss carry-forwards	15,892	3,950	11,942
	95,720	37,457	58,263
Valuation allowance	(6,540)	(896)	(5,644)
Net deferred tax assets	89,180	36,561	52,619
Deferred tax liabilities:
Intangible assets	(5,753)	—	(5,753)
Property, plant and equipment	(14,577)	(6)	(14,571)
Reserves and allowances	(6,575)	(539)	(6,036)
	(26,905)	(545)	(26,360)
Net deferred tax assets	$62,275	$36,016	$26,259

Schedule Of Deferred Taxes As Reflected In The Balance Sheet
The deferred taxes, net, are reflected in the balance sheet as follows:

	December 31,
	2016	2015
Current deferred income tax assets (Note 4)	$32,336	$36,561
Current deferred income tax liabilities (Note 13)	$1,800	$545
Non-current deferred income tax assets	$47,303	$52,619
Non-current deferred income tax liabilities	$21,214	$26,360

Schedule Of Effective Income Tax Rate Reconciliation
Reconciliation of the actual tax expense as reported in the statements of operations to the amount computed by applying the Israeli statutory tax rate is as follows:

	Year ended December 31,
	2016	2015	2014
Income before taxes as reported in the consolidated statements of income	$279,201	$248,554	$199,488
Statutory tax rate	25.0%	26.5%	26.5%
Theoretical tax expense	$69,800	$65,867	$52,864
Tax benefit arising from reduced rate as an “Approved, Privileged and Preferred Enterprise” and other tax benefits (*)	(16,072)	(20,818)	(21,781)
Tax adjustment in respect of different tax rates for foreign subsidiaries	3,597	2,433	1,563
Changes in carry-forward losses and valuation allowances	5,290	3,851	1,779
Taxes resulting from non-deductible expenses	3,144	776	2,244
Difference in basis of measurement for financial reporting and tax return purposes	135	(849)	(310)
Taxes in respect of prior years (See E above)	(18,622)	(1,358)	(7,658)
Other differences, net	(1,655)	(3,667)	(3,077)
Actual tax expenses	$45,617	$46,235	$25,624
Effective tax rate	16.34%	18.60%	12.84%

(*) Net earnings per share – amounts of the benefit resulting from the Approved, Privileged and Preferred Enterprises
Basic	$0.38	$0.49	$0.51
Diluted	$0.38	$0.49	$0.51